Note 10 - Contingent Payment Obligations - Reconciliation Of Secured Contingent Obligation At Fair Value (Details) - Contingent Payment Obligation [Member] - Secured Debt [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Secured contingent payment obligation, beginning of year	$ 37,372	$ 33,057
Change in fair value	3,336	4,315
Secured contingent payment obligation, end of year	$ 40,708	$ 37,372